INVESTMENTS IN UNCONSOLIDATED ENTITIES (Details) (USD $) In Millions, unless otherwise specified			12 Months Ended					12 Months Ended			3 Months Ended		12 Months Ended											1 Months Ended	3 Months Ended		12 Months Ended							1 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended								1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 R B S Sempra Commodities [Member]	Dec. 31, 2010 R B S Sempra Commodities [Member]	Dec. 31, 2012 R B S Sempra Commodities [Member]	Dec. 31, 2012 Other Equity Method Investments And Other Investments [Member]	Dec. 31, 2011 Other Equity Method Investments And Other Investments [Member]	Dec. 31, 2012 Other Equity Method Investments [Member]	Dec. 31, 2011 Other Equity Method Investments [Member]	Dec. 31, 2010 Other Equity Method Investments [Member]	Dec. 31, 2010 Sodigas Pampeana And Sodigas Sur [Member]	Sep. 30, 2010 Sodigas Pampeana And Sodigas Sur [Member]	Dec. 31, 2011 Sodigas Pampeana And Sodigas Sur [Member]	Dec. 31, 2010 Sodigas Pampeana And Sodigas Sur [Member]	Dec. 31, 2006 Sodigas Pampeana And Sodigas Sur [Member]	Dec. 31, 2011 Chilquinta Energia [Member]		Dec. 31, 2010 Chilquinta Energia [Member]		Dec. 31, 2011 Luz Del Sur [Member]		Dec. 31, 2010 Luz Del Sur [Member]		Dec. 31, 2012 Rockies Express [Member]	Sep. 30, 2012 Rockies Express [Member]	Jun. 30, 2012 Rockies Express [Member]	Dec. 31, 2012 Rockies Express [Member]	Dec. 31, 2011 Rockies Express [Member]	Dec. 31, 2010 Rockies Express [Member]	Dec. 31, 2009 Rockies Express [Member]	Dec. 31, 2012 Gasoductos De Chihuahua [Member]	Dec. 31, 2011 Gasoductos De Chihuahua [Member]	Dec. 31, 2010 Gasoductos De Chihuahua [Member]	Aug. 31, 2010 Fowler Ridge I I Wind Farm [Member]	Dec. 31, 2012 Fowler Ridge I I Wind Farm [Member]	Dec. 31, 2011 Fowler Ridge I I Wind Farm [Member]	Dec. 31, 2010 Fowler Ridge I I Wind Farm [Member]	Dec. 31, 2009 Fowler Ridge I I Wind Farm [Member]	Dec. 31, 2010 Cedar Creek I I Wind Farm [Member]	Nov. 30, 2010 Cedar Creek I I Wind Farm [Member]	Dec. 31, 2012 Cedar Creek I I Wind Farm [Member]	Dec. 31, 2011 Cedar Creek I I Wind Farm [Member]	Dec. 31, 2010 Elk Hills Power [Member]	Dec. 31, 2012 Housing Partnerships [Member]	Dec. 31, 2011 Housing Partnerships [Member]	Dec. 31, 2010 Housing Partnerships [Member]	Dec. 31, 2012 Auwahi Wind [Member]	Dec. 31, 2011 Auwahi Wind [Member]	Dec. 31, 2012 Mehoopany Wind Farm [Member]	Dec. 31, 2012 Mehoopany Wind Farm [Member]	Dec. 31, 2011 Mehoopany Wind Farm [Member]	Dec. 31, 2012 Flat Ridge 2 Wind Farm [Member]	Dec. 31, 2012 Flat Ridge 2 Wind Farm [Member]	Dec. 31, 2011 Flat Ridge 2 Wind Farm [Member]	Dec. 31, 2012 Other Investments [Member]		Dec. 31, 2011 Other Investments [Member]		Dec. 31, 2012 Other Equity Method Investments On Statement of Operations [Member]	Dec. 31, 2011 Other Equity Method Investments On Statement of Operations [Member]	Dec. 31, 2010 Other Equity Method Investments On Statement of Operations [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Equity Method And Other Investments			$ 126		$ 126	$ 1,516	$ 1,671	$ 1,427	$ 1,629															$ 361			$ 361	$ 800			$ 340	$ 302			$ 47	$ 50					$ 93	$ 95		$ 8	$ 11		$ 72	$ 11	$ 89	$ 89	$ 88	$ 291	$ 291	$ 146	$ 89	[1]	$ 42	[1]
Equity Method Investment, Impairment, Gross Amount			(16)	(305)																							(400)
Equity Methold Investment, Income Tax Make-Whole Payment Received																								41			41
Equity Method Investment, Other Equity Earnings (Losses)			(8)	(9)																				47			47	43	43
Income (Loss) From Equity Method Investments, Earnings (Losses) Recorded Before Tax			(24)	(314)																							(312)	43	43						(3)	(4)	1				(4)	(2)	(13)	(1)	(4)	(9)							1						(7)	(10)	(21)
Income (Loss) From Equity Method Investments, Earnings (Losses) Recorded Net Of Tax								36	52	49			(1)	(44)		12	[2]	33	[2]	12	[2]	41	[2]								36	29	19
Ownership percentage in equity method investee													43.00%					50.00%				38.00%						25.00%				50.00%
Ownership percentage of minority partner in equity method investee																												25.00%
Ownership percentage of operating partner in equity method investee																												50.00%
Equity Method Investment, Net Sales Proceeds																																											179
Equity Method Investment, Realized Gain (Loss) on Disposal																																											(10)
Contributions to equity method investees																													65	625								235		209							62	11		20	88		291	146
Unrecorded arbitration award related to Argentine investments											172			172
Litigation Settlement, Gross														48
Equity Method Investment, Other Than Temporary Impairment											20	24			221										(100)	(300)
Equity Method Investment, Other Than Temporary Impairment, Net Of Tax Benefit																									(60)	(179)
Equity Method Investment, Other Than Temporary Impairment, Related Tax Benefit											15
Proceeds from return of capital																																		180					96										17			148
Undistributed Earnings, Equity Method Investments	107	78
Equity Method Goodwill, Excluding Foreign Currency Translation Adjustments	65	64
Equity Method Investment, Cumulative Foreign Currency Translation Adjustments	270
Real Estate Investments Held by South American Utilities	11	11
Gain Contingency, Unrecorded Amount											172			172
Litigation Settlement, Gross														48
Equity Method Investment, Other Than Temporary Impairment											20	24			221										(100)	(300)
Tax benefit related to loss on impairment of investment in Argentine companies											$ 15

[1]	Other includes Sempra South American Utilities' $11 million in real estate investments at both December 31, 2012 and 2011, and Sempra Natural Gas' $74 million and $21 million investment in industrial development bonds at Mississippi Hub at December 31, 2012 and 2011, respectively.
[2]	These investments were accounted for under the equity method until April 6, 2011, when they became consolidated entities upon our acquisition of additional ownership interests.